Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Loans	$ 10,558	$ 10,370	$ 10,145
Loans held for sale	282	200	246
Investment securities	1,792	1,820	1,601
Other interest income	251	249	166
Total interest income	12,883	12,639	12,158
Interest Expense
Deposits	691	840	928
Short-term borrowings	442	531	548
Long-term debt	1,005	1,145	1,103
Total interest expense	2,138	2,516	2,579
Net interest income	10,745	10,123	9,579
Provision for credit losses	1,882	2,343	4,356
Net interest income after provision for credit losses	8,863	7,780	5,223
Noninterest Income
Credit and debit card revenue	892	1,073	1,091
Corporate payment products revenue	744	734	710
Merchant processing services	1,395	1,355	1,253
ATM processing services	346	452	423
Trust and investment management fees	1,055	1,000	1,080
Deposit service charges	653	659	710
Treasury management fees	541	551	555
Commercial products revenue	878	841	771
Mortgage banking revenue	1,937	986	1,003
Investment products fees and commissions	150	129	111
Securities gains (losses), net
Realized gains (losses), net	59	4	13
Total other-than-temporary impairment	(62)	(60)	(157)
Portion of other-than-temporary impairment recognized in other comprehensive income	(12)	25	66
Total securities gains (losses), net	(15)	(31)	(78)
Other	743	1,011	731
Total noninterest income	9,319	8,760	8,360
Noninterest Expense
Compensation	4,320	4,041	3,779
Employee benefits	945	845	694
Net occupancy and equipment	917	999	919
Professional services	530	383	306
Marketing and business development	388	369	360
Technology and communications	821	758	744
Postage, printing and supplies	304	303	301
Other intangibles	274	299	367
Other	1,957	1,914	1,913
Total noninterest expense	10,456	9,911	9,383
Income before income taxes	7,726	6,629	4,200
Applicable income taxes	2,236	1,841	935
Net income	5,490	4,788	3,265
Net (income) loss attributable to noncontrolling interests	157	84	52
Net income attributable to U.S. Bancorp	5,647	4,872	3,317
Net income applicable to U.S. Bancorp common shareholders	$ 5,383	$ 4,721	$ 3,332
Earnings per common share	$ 2.85	$ 2.47	$ 1.74
Diluted earnings per common share	$ 2.84	$ 2.46	$ 1.73
Dividends declared per common share	$ 0.78	$ 0.50	$ 0.20
Average common shares outstanding	1,887	1,914	1,912
Average diluted common shares outstanding	1,896	1,923	1,921